Income taxes - Schedule of tax losses carried forward expiration (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,687,855	$ 3,139,298	$ 2,692,830
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	88,986,000
Unused tax losses [member] | Tax Year 2044 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,674,000
Unused tax losses [member] | Tax Year 2043 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,985,000
Unused tax losses [member] | Tax Year 2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,645,000
Unused tax losses [member] | Tax Year 2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,268,000
Unused tax losses [member] | Tax Year 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,355,000
Unused tax losses [member] | Tax Year 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,681,000
Unused tax losses [member] | Tax Year 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,843,000
Unused tax losses [member] | Tax Year 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,804,000
Unused tax losses [member] | Tax Year 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,207,000
Unused tax losses [member] | Tax Year 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,182,000
Unused tax losses [member] | Tax Year 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,041,000
Unused tax losses [member] | Tax Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,762,000
Unused tax losses [member] | Tax Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,950,000
Unused tax losses [member] | Tax Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,127,000
Unused tax losses [member] | Tax Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,891,000
Unused tax losses [member] | Tax Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,571,000